Finance Cost and Income - Summary of Finance Cost and Income Included in Income Statement (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure of finance income expense [line items]
Finance cost - Interest income/(expense)		$ (1,855)	$ (1,767)	[1]
Finance cost - Net interest on net defined benefit liabilities		(42)	(37)	[1]
Finance cost - Accretion expense		(385)	(336)	[1]
Finance cost - Other financial results		(622)	(696)	[1]
Finance cost - Finance income/(cost) excluding exceptional items		(2,905)	(2,835)	[1]
Finance cost - Exceptional finance income/(cost)		(703)	(127)	[1]
Finance cost - Finance income/(cost)		(3,608)	(2,962)	[1]
Finance income - Interest income/(expense)		225	84	[1]
Finance income - Net interest income on Brazilian tax credits		78	113	[1]
Finance income - Other financial results		82	194	[1]
Finance income - Finance income/(cost) excluding exceptional items		385	391	[1]
Finance income - Exceptional finance income/(cost)	[1]		303
Finance income - Finance income/(cost)		385	694	[1]
Net - Interest income/(expense)		(1,630)	(1,683)	[1]
Net - Net interest on net defined benefit liabilities		(42)	(37)	[1]
Net - Accretion expense		(385)	(336)	[1]
Net - Net interest income on Brazilian tax credits		78	113	[1]
Net - Other Financial results		(540)	(501)	[1]
Net - Finance income/(cost) excluding exceptional items		(2,520)	(2,444)	[1]
Net - Exceptional finance income/(cost)		(703)	176	[1]
Net finance income/(cost)		$ (3,223)	$ (2,268)	[1]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.